Note 9 - Net Foreign Exchange Loss	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
9	Net foreign exchange loss

The 2024 Monetary Policy Statement issued by the Governor of the Reserve Bank of Zimbabwe (“RBZ”) on April 5, 2024 replaced the RTGS$ with a new currency that co-circulates with other foreign currencies in the Zimbabwean economy, named Zimbabwe Gold (“ZiG”). The ZiG was introduced at a rate of ZiG13.56:USD1 on April 5, 2024 and all RTGS$ balances were converted from RTGS$ to ZiG using an exchange rate of ZiG1:RTGS$2,499.

The official exchange rate of the ZiG weakened from ZiG13.99:USD1 to ZiG24.88:USD1 at September 30, 2024 and ZiG25.80:USD1 at December 31, 2024 resulting in significant foreign exchange losses on the ZiG-denominated VAT and Bullion sales receivables as indicated in the table below in the first nine months of 2024.

The retention threshold on gold receipts in 2024 was 75% in US Dollars and the balance in ZiG. The retention threshold was revised downwards to 70% in US Dollars effective February 6, 2025. The table below illustrates the effect the weakening of the ZiG, RTGS$ and other foreign currencies had on the consolidated statement of profit or loss.

	2024				2023			2022
	ZiG	RTGS$	Other	Total	RTGS$	Other	Total	RTGS$	Other	Total
Unrealised foreign exchange (losses) gains	(1,706)	–	23	(1,683)	#(614)	609	#(5)	#2,645	3	#2,648
Taxation and VAT	(1,363)	–	–	(1,363)	#(554)	–	#(554)	#3,147	–	#3,147
Other	(343)	–	23	(320)	(60)	609	549	(502)	3	(499)

Realised foreign exchange (losses) gains	(1,217)	(6,792)	(30)	(8,039)	(6,740)	(27)	(6,767)	(8,332)	7	(8,325)
Bullion sales receivable	(373)	(1,437)	–	(1,810)	(2,554)	–	(2,554)	(405)	–	(405)
Cash and cash equivalents	(152)	*(3,006)	(30)	(3,188)	(1,509)	27	(1,482)	(1,912)	7	(1,905)
Taxation, VAT and other receivables	(1,040)	(3,490)	–	(4,530)	(3,803)	(54)	(3,857)	(8,582)	–	(8,582)
Trade and other payables	348	1,141	–	1,489	1,126	–	1,126	2,567	–	2,567

Net foreign exchange (loss) gain	(2,923)	(6,792)	(7)	(9,722)	#(7,354)	582	#(6,772)	#(5,687)	10	#(5,677)

* Losses incurred due to cash held by way of Letter of credit ("LC") denominated in RTGS$. Delays in conversion of the LC resulted in a devaluation of the asset when the RTGS$ devaluated.

# Restated, refer to note 41.

Refer to note 34.3.1 for the sensitivity analysis on the currency risk.

	2021			2020			2019
	RTGS$	Other	Total	RTGS$	Other	Total	RTGS$	Other	Total
Unrealised foreign exchange (losses) gains	*506	34	*540	*3,670	(158)	*3,512	*6,761	569	*7,330
Taxation and VAT	*671	–	*671	*2,440	–	*2,440	*3,463	–	*3,463
Other	(165)	34	(131)	1,230	(158)	1,072	3,298	569	3,867

Realised foreign exchange (losses) gains	(1,539)	(32)	(1,571)	(3,906)	(156)	(4,062)	(1,751)	1	(1,750)
Bullion sales receivable	–	–	–	(166)	–	(166)	(501)	–	(501)
Cash and cash equivalents	13	(32)	(19)	(2,126)	(156)	(2,282)	(2,603)	1	(2,602)
Taxation, VAT and other receivables	(940)	–	(940)	(2,260)	–	(2,260)	(3,292)	–	(3,292)
Trade and other payables	(612)	–	(612)	646	–	646	4,645	–	4,645

Net foreign exchange (loss) gain	*(1,033)	2	*(1,031)	*(236)	(314)	*(550)	*5,010	570	*5,580

* Restated, refer to note 41.